Schedule of Investments
(unaudited)
December 31, 2024
BlackRock Impact Mortgage Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(a)
............... USD 76 $ 66,825
Total Asset-Backed Securities — 0.0%
(Cost: $ 76,335 ) ................................. 66,825
Non-Agency Mortgage-Backed Securities
(b)
Commercial Mortgage-Backed Securities — 0.5%
(a)
BX Trust, Series 2021-VIEW, Class A, (1-mo.
CME Term SOFR at 1.28% Floor + 1.39%),
5.79%, 06/15/36 .................. 780 776,197
J.P. Morgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.73%),
6.13%, 10/15/33 ................ 343 339,570
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 3.13%),
7.53%, 10/15/33 ................ 400 332,337
1,448,104
Interest Only Commercial Mortgage-Backed Securities — 0.5%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class XA, 0.94%,
05/15/53
(a)
...................... 973 37,887
BANK
Series 2020-BN29, Class XA, 1.31%,
11/15/53 ..................... 2,688 160,449
Series 2021-BN33, Class XA, 1.05%,
05/15/64 ..................... 9,576 433,535
Benchmark Mortgage Trust, Series 2020-B21,
Class XA, 1.44%, 12/17/53
(a)
.......... 2,695 161,958
CSAIL Commercial Mortgage Trust, Series
2018-C14, Class XA, 0.51%, 11/15/51 .... 2,784 45,781
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.44%, 10/15/52 ....... 7,215 387,100
1,226,710
Total Non-Agency Mortgage-Backed Securities — 1 .0%
(Cost: $ 2,883,218 ) ............................... 2,674,814
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 3.5%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
Series 5443 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.77% , 08/25/54 .......... 1,016 1,020,206
Series 5444 , Class FC , (SOFR 30 day
Average at 1.12% Floor and 7.00% Cap +
1.12%), 5.69% , 08/25/54 .......... 2,060 2,061,126
Series 5458 , Class PF , (SOFR 30 day
Average at 1.00% Floor and 7.00% Cap +
1.00%), 5.57% , 09/25/54 .......... 299 297,522
Series 5468 , Class FM , (SOFR 30 day
Average at 1.20% Floor and 6.50% Cap +
1.20%), 5.77% , 11/25/54 ........... 880 877,918
Series 5468 , Class MF , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 5.87% , 11/25/54 ........... 680 680,237
Federal National Mortgage Association , Series
2011-8 , Class ZA , 4.00% , 02/25/41 ...... 614 577,264
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association Variable
Rate Notes
(b)
Series 2023-46 , Class FA , (SOFR 30 day
Average at 1.30% Floor and 7.00% Cap +
1.30%), 5.87% , 10/25/53 .......... USD 1,300 $ 1,309,775
Series 2023-56 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 7.00% Cap +
1.40%), 5.97% , 11/25/53 ........... 244 246,759
Series 2024-54 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 5.82% , 08/25/54 .......... 722 726,235
Series 2024-83 , Class FA , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 5.72% , 10/25/54 .......... 1,033 1,028,200
Government National Mortgage Association ,
Series 2016-123 , Class LM , 3.00% , 09/20/46 500 400,974
Government National Mortgage Association
Variable Rate Notes , Series 2014-107 , Class
WX , 6.59% , 07/20/39
(b)
.............. 379 388,484
9,614,700
Interest Only Collateralized Mortgage Obligations — 2.2%
Federal National Mortgage Association
Series 2020-32 , 4.00% , 05/25/50 ....... 1,152 236,979
Series 2020-32 , Class PI , 4.00% , 05/25/50 1,190 250,601
Government National Mortgage Association
Series 2020-115 , Class IM , 3.50% , 08/20/50 1,368 254,399
Series 2020-146 , Class DI , 2.50% , 10/20/50 2,010 290,998
Series 2020-149 , Class IA , 2.50% , 10/20/50 16,637 2,163,080
Series 2020-175 , Class DI , 2.50% , 11/20/50 682 92,979
Series 2020-185 , Class MI , 2.50% , 12/20/50 2,455 347,374
Series 2021-159 , Class IH , 3.00% , 09/20/51 7,409 1,191,421
Series 2022-127 , Class IA , 3.50% , 03/20/52 6,481 1,108,315
5,936,146
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116 , Class X1 , 1.42% , 07/25/30 .. 1,391 84,828
Series K119 , Class X1 , 0.93% , 09/25/30 .. 2,336 98,144
Series K122 , Class X1 , 0.87% , 11/25/30 .. 3,384 138,387
Government National Mortgage Association
Variable Rate Notes
Series 2005-9 , 0.30% , 01/16/45 ........ 668 7
Series 2005-50 , 0.26% , 06/16/45 ....... 1,264 5,491
Series 2006-30 , 2.79% , 05/16/46 ....... 199 2
Series 2016-151 , 0.88% , 06/16/58 ...... 3,115 132,441
Series 2017-61 , 0.70% , 05/16/59 ....... 1,105 39,963
499,263
Mortgage-Backed Securities — 150.7%
Federal Home Loan Mortgage Corp.
2.50% , 03/01/30 - 04/01/31 ........... 543 517,780
3.00% , 09/01/27 - 08/01/30 ........... 423 409,536
5.00% , 04/01/36 - 11/01/48 ........... 444 440,508
5.50% , 06/01/41 .................. 413 415,307
Federal National Mortgage Association ,
3.50% , 11/01/46 .................. 666 616,080
Government National Mortgage Association
2.00% , 04/20/51 .................. 2,033 1,585,767
2.00% , 01/15/55
(c)
................. 12,768 10,209,413
2.50% , 02/20/51 - 01/20/52 ........... 14,967 12,370,988
2.50% , 01/15/55
(c)
................. 392 327,320
3.00% , 07/20/48 - 11/20/51 ........... 22,234 19,487,319
3.00% , 01/15/55
(c)
................. 246 213,290
3.50% , 01/20/41 - 02/20/52 ........... 43,139 38,479,129

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Impact Mortgage Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50% , 01/15/55
(c)
................. USD 110 $ 98,317
4.00% , 12/20/41 - 01/20/52 ........... 25,060 23,161,116
4.00% , 01/15/55
(c)
................. 2,000 1,841,964
4.50% , 03/15/47 - 05/20/50 ........... 1,917 1,817,604
4.50% , 01/15/55
(c)
................. 699 660,664
5.00% , 12/15/38 - 06/20/52 ........... 4,420 4,354,758
5.00% , 01/15/55
(c)
................. 300 291,012
5.50% , 09/20/52 - 04/20/53 ........... 6,454 6,449,383
5.50% , 01/15/55
(c)
................. 13,185 13,075,998
6.00% , 10/20/52 - 10/20/54 ........... 5,783 5,910,765
6.50% , 12/20/52 - 10/20/54 ........... 6,064 6,301,274
7.00% , 04/20/54 .................. 870 904,815
7.50% , 07/20/54 .................. 613 635,591
Uniform Mortgage-Backed Securities
1.50% , 01/25/40
(c)
................. 2,987 2,560,113
2.00% , 10/01/31 - 11/01/51 ........... 4,452 3,564,924
2.00% , 01/25/40 - 01/25/55
(c)
.......... 59,811 47,820,977
2.50% , 04/01/30 - 02/01/52 ........... 8,715 7,678,286
2.50% , 01/25/55
(c)
................. 17,088 13,916,040
3.00% , 04/01/28 - 12/01/35 ........... 2,064 1,979,413
3.00% , 08/01/52
(d)
................. 19,373 16,501,424
3.00% , 01/25/55
(c)
................. 6,587 5,593,902
3.50% , 11/01/28 - 07/01/52 ........... 5,044 4,548,174
3.50% , 01/25/40 - 01/25/55
(c)
.......... 3,094 2,737,598
4.00% , 09/01/33 - 08/01/52 ........... 14,542 13,309,553
4.00% , 08/01/52
(d)
................. 20,350 18,644,957
4.00% , 01/25/55
(c)
................. 7,527 6,882,526
4.50% , 02/01/25 - 08/01/52
(e)
.......... 34,487 32,701,507
5.00% , 11/01/32 - 06/01/54
(e)
.......... 30,781 29,851,151
5.00% , 10/01/52
(d)
................. 21,626 20,966,842
5.50% , 02/01/35 - 04/01/41 ........... 1,171 1,178,188
5.50% , 01/25/55
(c)
................. 900 888,074
6.00% , 04/01/35 - 06/01/41 ........... 1,119 1,151,157
6.00% , 01/25/55
(c)
................. 21,165 21,262,558
6.50% , 05/01/40 .................. 246 253,751
6.50% , 01/25/55
(c)
................. 5,165 5,271,528
409,838,341
Principal Only Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association , Series
2024-16 , 0.00% , 03/25/51
(f)
........... 1,124 801,069
Total U.S. Government Sponsored Agency Securities — 156 .9%
(Cost: $ 453,260,494 ) .............................. 426,689,519
Total Long-Term Investments — 157.9%
(Cost: $ 456,220,047 ) .............................. 429,431,158
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36%
(g) (h)
.................. 5,629,297 $ 5,629,297
Total Short-Term Securities — 2 .1%
(Cost: $ 5,629,297 ) ............................... 5,629,297
Total Investments Before Options Written and TBA Sale
Commitments — 160 .0%
(Cost: $ 461,849,344 ) .............................. 435,060,455
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (226,307) ) .................... (226,347)
Par (000)
Pa r (000)
TBA Sale Commitments
(c)
Mortgage-Backed Securities — ( 44 .8 ) %
Government National Mortgage Association
2.50% , 01/15/55 .................. USD (392) (327,320)
4.00% , 01/15/55 .................. (1,821) (1,677,108)
5.00% , 01/15/55 .................. (549) (532,551)
Uniform Mortgage-Backed Securities
2.50% , 01/25/40 .................. (1,478) (1,341,862)
3.00% , 01/25/40 .................. (1,555) (1,446,655)
3.50% , 01/25/40 - 01/25/55 ........... (6,721) (5,987,894)
2.00% , 01/25/55 .................. (1,620) (1,260,183)
4.00% , 01/25/55 .................. (34,704) (31,732,685)
4.50% , 01/25/55 .................. (26,381) (24,810,600)
5.00% , 01/25/55 .................. (52,684) (50,843,990)
5.50% , 01/25/55 .................. (1,886) (1,861,008)
Total TBA Sale Commitments — ( 44 .8 ) %
(Proceeds: $ (124,304,967) ) ......................... (121,821,856)
Total Investments Net of Options Written and TBA Sale
Commitments — 115 .1%
(Cost: $ 337,318,070 ) .............................. 313,012,252
Liabilities in Excess of Other Assets — (15.1) % ............ (41,031,957)
Net Assets — 100.0% ...............................
$ 271,980,295
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Represents or includes a TBA transaction.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(f)
Zero-coupon bond.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Impact Mortgage Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 14,484,150 $ — $ (8,854,853)
(a)
$ — $ — $ 5,629,297 5,629,297 $ 60,044 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Deutsche Bank Securities,
Inc. .............. 4 .70% 12/11/24 01/14/25   $ 12,651,672 $ 12,684,707
U.S. Government Sponsored
Agency Securities Up to 30 Days
Deutsche Bank Securities,
Inc. .............. 4 .70 12/11/24 01/14/25   11,032,569 11,061,376
U.S. Government Sponsored
Agency Securities Up to 30 Days
BNP Paribas SA ....... 4 .60 12/19/24 01/14/25   4,323,336 4,330,518
U.S. Government Sponsored
Agency Securities Up to 30 Days
$ 28,007,577 $ 28,076,601

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Impact Mortgage Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 10 03/20/25 $ 1,113 $ (15,479)
U.S. Treasury 2-Year Note .................................................... 17 03/31/25 3,495 2,268
(13,211)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 49 03/20/25 5,329 32,074
U.S. Treasury Long Bond ..................................................... 20 03/20/25 2,277 14,467
U.S. Treasury 5-Year Note .................................................... 82 03/31/25 8,717 83,422
129,963
$ 116,752
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.75% Annual 1-day SOFR Annual Deutsche Bank AG 11/25/26 3 .75 % USD 1,159 $ (34,294)
10-Year Interest Rate Swap
(a)
3.69% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 11/30/26 3 .69 USD 103 (2,857)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/03/26 3 .71 USD 1,381 (39,198)
(76,349)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Deutsche Bank AG 11/25/26 3 .75 USD 1,159 (64,292)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.69% Annual
JPMorgan Chase
Bank NA 11/30/26 3 .69 USD 103 (6,007)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual
JPMorgan Chase
Bank NA 12/03/26 3 .71 USD 1,381 (79,699)
(149,998)
$ (226,347)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.31% Annual 10/02/34 USD 2,800 $ (180,310) $ — $ (180,310)
4.08% Annual 1-day SOFR Annual 10/02/34 USD 2,800 3,134 — 3,134
$ (177,176) $ — $ (177,176)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53%

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Impact Mortgage Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 66,825 $ — $ 66,825
Non-Agency Mortgage-Backed Securities ........................ — 2,674,814 — 2,674,814
U.S. Government Sponsored Agency Securities .................... — 426,689,519 — 426,689,519
Short-Term Securities
Money Market Funds ...................................... 5,629,297 — — 5,629,297
Liabilities
Investments
TBA Sale Commitments .................................... — (121,821,856) — (121,821,856)
$ 5,629,297 $ 307,609,302 $ — $ 313,238,599
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 132,231 $ 3,134 $ — $ 135,365
Liabilities
Interest rate contracts ....................................... (15,479) (406,657) — (422,136)
$ 116,752 $ (403,523) $ — $ (286,771)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $28,076,601 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced